Supplemental Information (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Goodwill and other asset impairment	$ 161,000	$ 6,655,000			$ 0	$ 63,879,000				$ 8,599,000	$ 87,204,000	$ 5,471,000
Services	327,742,000	381,975,000	$ 342,907,000	$ 362,130,000	328,791,000	392,547,000	$ 375,830,000	$ 379,743,000	$ 326,968,000	1,415,803,000	1,475,088,000	1,513,779,000
Accrued media	213,915,000	216,931,000								216,931,000
Goodwill	716,407,000	$ 731,691,000				$ 732,752,000				731,691,000	732,752,000	834,879,000
Indefinite-lived intangible assets acquired	$ 14,600
Finite-lived intangible assets, remaining amortization period	5 years
Income tax expense (benefit)	$ 13,500,000				748,000					10,316,000	29,615,000	(168,358,000)
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	$ 15,294,000				$ 981,000					$ 20,867,000	$ (88,669,000)	$ 86,022,000
Effective tax rate (percent)	76200.00%				88300.00%					49.40%	(33.40%)	(195.70%)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase (Decrease) in Deferred Income Tax Assets										$ 217,000	$ 1,988,000	$ 294,000	$ 3,587,000
Goodwill and other asset impairment										$ 780,000	7,147,000	$ 1,056,000
Services											$ (1,115,000)